U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2
READ INSTRUCTIONS AT END OF FORM
BEFORE PREPARING FORM.
1. Name and address of issuer:
db-X Exchange-Traded Funds, Inc.
60 Wall Street
New York, NY 10005

2. The name of each series or class
of securities for which this Form
is filed (If the Form is being filed
for all series and classes of securities of the issuer, check the box but do not list series or classes):[x]

3. Investment Company Act File
Number: 811-22001
Securities Act File Number: 333-139872

4. (a) Last day of fiscal year for
which this Form is filed:  May 31, 2013
(b) [ ] Check box if this Form is being
filed late (i.e., more than 90
calendar days after the end of the
issuer's fiscal year).
(See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE,
INTEREST MUST BE PAID
ON THE REGISTRATION FEE DUE.
(c) [ ] Check box if this is the last
time the issuer will be filing this Form.

5. Calculation of registration fee:
(i) Aggregate sale price of securities
sold during the fiscal year
pursuant to section 24(f): $0

(ii) Aggregate price of securities
redeemed or repurchased during
the fiscal year: $14,207,779

(iii) Aggregate price of securities
redeemed or repurchased during
any PRIOR fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission: $55,802,814

(iv) Total available redemption
credits [add items 5(ii) and
5(iii)]: $70,010,593

(v) Net sales -- if item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]: $0

(vi) Redemption credits available for
use in future years -- if Item 5(i)
is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:$70,010,593

(vii) Multiplier for determining
registration fee (See Instruction
C.9): x  0.00013640

(viii) Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due): = $0

6. Prepaid Shares
If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of shares or other
units) deducted here: 0. If there is a
number of shares or other units that
were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due
[Item 5(viii) plus Item 7]: = $0

9. Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository: N/A
Method of Delivery:
[   ] Wire Transfer
[   ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the Issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*
/ s / Kevin Teevan

Kevin Teevan
Controller

Date: August 21, 2013

*Please print the name and title of the
signing officer below the signature.

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